Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Organization and Principal Activities

Note 1 — Organization and Principal Activities

Lion Group Holding Ltd. (the “Company”, “Lion” or “LGHL”) is a company with limited liability registered as an exempted company in the Cayman Islands.

The Company and its subsidiaries (collectively referred to as the “Group”) provide securities, futures and derivatives brokerage services, insurance brokerage services, total return swap trading services, and market maker trading services. As a result of the consummation of a business combination (the “Closing”) with Proficient Alpha Acquisition Corp., a Nevada corporation (“PAAC”) which was accounted for as a reverse recapitalization, the Company’s ordinary shares and warrants started to be traded on the NASDAQ Capital Market under the ticker symbols LGHL and LGHLW, respectively on June 17, 2020. Each American Depositary Shares (“ADSs”) of the Company represented one Class A ordinary share upon the Closing. On July 13, 2023 and March 26, 2025, the ADS ratio was changed from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares, and further to one (1) ADS representing two thousand and five hundred (2,500) shares, respectively. The number of ADSs and the price per ADS prior to the ratio change event herein have been retrospectively adjusted for its effect.

Principal Activities

The Group generated commission revenues by enabling its customers to trade in securities, futures and derivative markets throughout the world. The Group’s trading customers consist of corporate clients, individual traders and retail investors primarily located in the People’s Republic of China (“PRC”) and Southeast Asia, although its trading platform allows it to serve customers worldwide.

The Group also generated commission revenues by providing insurance brokerage services to high-net-worth individuals primarily located in the PRC.

In May 2019, the Group began to serve as the counterparty to its customers in derivative transactions. This predominantly occurs when a customer utilizes a contract for difference (“CFD”). CFDs allow for the exchange of the difference in value of a particular asset such as a currency pair between the time at which a contract is opened and the time at which it is closed. If the trades of one customer can be used to naturally offset the trades of another customer, the Group will act as the market maker to offer liquidity and pricing to both customers. When such an offsetting is not available, the Group may choose to use its own trades to offset the trades of its customer, and the Group may also act as a broker in arranging trades between the customer and third-party market makers.

The Group officially began offering total return swap (“TRS”) trading services to customers in July 2020. The Group has entered into International Swaps and Derivatives Association (“ISDA”) master agreements and related supplementary agreements with two of the top five swap traders in China. The Group is currently offering A-shares (shares that are denominated in Renminbi and traded in the Shanghai Stock Exchange and Shenzhen Stock Exchange) and Hong Kong stock basket linked TRS, which provides international investors seeking to invest in the China stock market with higher leverage compared with buying A-share stocks directly. The Group earns income from the spread on interest rate loans provided to TRS trading customers and loans borrowed from its business partners. In addition, the Group also receives commissions and fees from customers for trades made through the TRS trading service.

The Group started to enter over-the-counter (“OTC”) call option contracts with customers in April 2021. The call option gives the holder the right, but not the obligation, to buy the underlying security at a predetermined price (strike price or exercise price) within a specific timeframe, ranges from 2 weeks to 6 months. The stocks underlying the call options issued are predominantly China A-Shares, stocks that are denominated in Renminbi and traded in Shanghai and Shenzhen Stock Exchanges in PRC. The Group serves as the counterparty to its customers in OTC stock options transactions. There are cases that the Group purchases the same call options from third party option issuers for offsetting. Upon signing the contract, the customers are required to pay the call premium to the Group. The Group generates trading gains or losses from the call options.

For the years ended December 31, 2024, 2023 and 2022, no trading customers accounted for more than 10% of its total revenue. For the years ended December 31, 2024, 2023 and 2022, one clearing broker accounted for 46%, 47%, and 72%, respectively, of the Group’s total commissions expense.

For the years ended December 31, 2024, 2023, and 2022, the Group placed 70% (8% of total revenue in 2024), 36% (1% of total revenue in 2023), and 79% (13% of total revenue in 2022), respectively, of its insurance brokerage sales with one insurance provider.

The subsidiaries of the Company include a remote trading member of Singapore Exchange Derivatives Trading Limited (“SGX-DT”) and possess the licenses issued by Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 2 Dealing in Futures Contracts, Type 5 Advising on Futures Contracts, the full license issued by Cayman Islands Monetary Authority (“CIMA”) to carry out securities investment business including Broker Dealer and Market Maker, and the Capital Markets Service License (“CMS License”) issued by the Monetary Authority of Singapore. During the second half of 2024, the Group returned Type 1 License for Dealing in Securities, Type 4 License for Advising on Securities and Type 9 Asset Management to HKSFC.

Deconsolidation of subsidiaries

On June 12, 2024, the Group sold its 100% interest in BC Wealth Management Limited (“BCWM”) to a third party, at a consideration of approximately $70,000 (HKD 550,000). On June 24, 2024, the Group sold its 51% interest in Lion Asset Management Limited (“LAML”) to another third party, at a consideration of approximately $140,000 (HKD 1,100,000). Such disposals did not represent a strategic shift that has or will have a major effect on the operations and financial results. In accordance with ASC 810-10-40, Deconsolidation of a Subsidiary, the Group derecognized the net assets and noncontrolling interests associated with BCWM and LAML as of sale date, and recognized a gain of approximately $128,000 in an aggregate as a result of deconsolidation for the year ended December 31, 2024.

During the year ended December 31, 2024, the Group disposed of its 100% interest in Lion Fintech Group Limited, 70% interest in Royal Lion Investment Limited and 70% interest in Royal Lion Middle East DMCC. In the second half, the Group also disposed of its 100% interest in Lion Multi-Series Fund SPC and 51% interest in Lion Silver Capital Limited. These entities had been dormant and their disposals resulted in a total loss of approximately $32,000 from deconsolidation for the year ended December 31, 2024.

Details of the Company’s subsidiaries as of December 31, 2024 are as follows:

Company name	Date of Incorporation or acquisition	Place of incorporation or establishment	Ownership interest	Principal activities
Lion Financial Group Limited	June 16, 2015	British Virgin Islands	100%	Investment holding

Lion Wealth Management Limited	February 16, 2017	British Virgin Islands	100%	Investment holding

Lion International Securities Group Limited	May 20, 2016	Hong Kong	100%	Securities brokerage

Lion Futures Limited	May 20, 2016	Hong Kong	100%	Futures brokerage

Lion Investment (Hong Kong) Limited (F/K/A Lion Foreign Exchange Limited)	May 20, 2016	Hong Kong	100%	Dormant

Lion Wealth Limited (“LWL”)	October 4, 2018	Hong Kong	100%	Marketing and support service

Lion Brokers Limited	March 30, 2017	Cayman Islands	100%	Broker dealer and market maker

Lion International Financial (Singapore) Pte. LTD.	July 26,2019	Singapore	100%	Dormant

Lion Group North America Corp. (F/K/A Proficient Alpha Acquisition Corp.)	June 16, 2020	Nevada, USA	100%	Dormant

Lion Workshop Ltd. (F/K/A Skyline Legend Ltd.)	April 26, 2021	British Virgin Islands	100%	Dormant

Lion NFT Limited	May 7, 2021	British Virgin Islands	90%	Investment and innovation in digital assets

Flying Lion Limited	June 17, 2021	Cayman Islands	70%	Investment and innovation in digital assets

Aquarius Sponsor Ltd.	April 12, 2021	British Virgin Islands	51%	Investment holding

Aquarius II Sponsor Ltd.	May 4, 2021	British Virgin Islands	51%	Investment holding

Aquarius I Acquisition Corp.	April 15, 2021	Cayman Islands	94%	Special purpose acquisition company

Aquarius II Acquisition Corp.	May 5, 2021	Cayman Islands	93%	Special purpose acquisition company

Lion Metaverse Limited	October 26, 2021	British Virgin Islands	50%	Technology development